Employee Benefits - Summary of Fair Value of Plan Assets (Detail)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Disclosure of fair value of plan assets [line items]
Fair value of plan assets	100.00%	100.00%
Government Bonds [Member]
Disclosure of fair value of plan assets [line items]
Fair value of plan assets	27.00%	30.00%
Corporate Bonds [Member]
Disclosure of fair value of plan assets [line items]
Fair value of plan assets	37.00%	38.00%
Equity Instruments [Member]
Disclosure of fair value of plan assets [line items]
Fair value of plan assets	26.00%	22.00%
Property [Member]
Disclosure of fair value of plan assets [line items]
Fair value of plan assets	4.00%	3.00%
Insurance Contracts and Others [Member]
Disclosure of fair value of plan assets [line items]
Fair value of plan assets	6.00%	7.00%
Quoted [Member]
Disclosure of fair value of plan assets [line items]
Fair value of plan assets	95.00%	96.00%
Quoted [Member] | Government Bonds [Member]
Disclosure of fair value of plan assets [line items]
Fair value of plan assets	27.00%	30.00%
Quoted [Member] | Corporate Bonds [Member]
Disclosure of fair value of plan assets [line items]
Fair value of plan assets	37.00%	38.00%
Quoted [Member] | Equity Instruments [Member]
Disclosure of fair value of plan assets [line items]
Fair value of plan assets	26.00%	22.00%
Quoted [Member] | Insurance Contracts and Others [Member]
Disclosure of fair value of plan assets [line items]
Fair value of plan assets	5.00%	6.00%
Unquoted [Member]
Disclosure of fair value of plan assets [line items]
Fair value of plan assets	5.00%	4.00%
Unquoted [Member] | Property [Member]
Disclosure of fair value of plan assets [line items]
Fair value of plan assets	4.00%	3.00%
Unquoted [Member] | Insurance Contracts and Others [Member]
Disclosure of fair value of plan assets [line items]
Fair value of plan assets	1.00%	1.00%